DEPOSITS AND ADVANCES	12 Months Ended
Mar. 31, 2025
Deposits And Advances
DEPOSITS AND ADVANCES

NOTE 4 – DEPOSITS AND ADVANCES

	As of March 31, 2025 ($)	As of March 31, 2024 ($)
Prepaid expense and other current assets	607,464	535,021
Advance to Suppliers	1,077,173	383,703
Advance to employees	-	-

Total	1,684,637	918,724

Prepaid and other current assets include approximately $ 338 thousand (March 31, 2024: 73 thousand) Good and Service tax credit for the year ended March 31, 2025. The Advances to suppliers primarily relate to advances to suppliers of component suppliers in the Vehicle manufacturing segment and also towards supply of capital equipment.